STOCKHOLDERS' EQUITY - Performance Stock Units Fair Value Assumptions (Detail) - Performance Shares - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Baxter volatility	26.00%	19.00%	19.00%
Peer group volatility
Peer group volatility minimum	23.00%	18.00%	16.00%
Peer group volatility maximum	95.00%	113.00%	53.00%
Correlation of returns
Correlation of returns minimum	0.19	0.13	0.16
Correlation of returns maximum	0.70	0.63	0.61
Risk-free interest rate	0.40%	2.50%	2.30%
Fair value per PSU (in dollars per share)	$ 108	$ 106	$ 90